PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Cost		¥ 48,223			¥ 62,038
Less: Accumulated depreciation		(31,877)			(41,736)
Property and equipment excluding construction in progress		16,346			20,302
Property and equipment, net		17,028		$ 2,953	20,302
Depreciation expense	¥ 10,643	14,203	¥ 11,362
Leasehold improvements
Cost		26,269			34,147
Electronic equipment
Cost		16,059			18,730
Furniture, fixtures and equipment
Cost		5,346			8,566
Vehicles
Cost		549			¥ 595
Construction in progress
Cost		¥ 682